STOCKHOLDERS’ DEFICIT (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Nov. 09, 2020
Class of Stock [Line Items]
Preferred stock, shares authorized	50,000,000		50,000,000		50,000,000	50,000,000
Preferred stock, par value per share	$ 0.001		$ 0.001		$ 0.001	$ 0.001
Stock based compensation expenses	$ 139,000	$ 536,452	$ 158,900	$ 542,767	$ 3,014,888	$ 1,417,850
Common stock, shares authorized	15,000,000,000		15,000,000,000		15,000,000,000	15,000,000,000
Common stock, par value	$ 0.001		$ 0.001		$ 0.001	$ 0.001
Common stock, shares issued	5,068,524,855		5,068,524,855		3,136,774,861	77,958,081
Common stock, shares outstanding	5,068,524,855		5,068,524,855		3,136,774,861	77,958,081
Shares issued for services, value			$ 140,900	$ 542,766	$ 785,861	$ 3,388,891
Issuance of common stock to settle liabilities, shares					205,582,494
Issuance of common stock to settle liabilities, value					$ 762,723
Stock issued for settlement of accrued, shares					8,333
Stock issued for settlement of accrued, value					$ 6,700
Common stock, description			the Company issued 41,935,484 of its common stock with a value of $650,000 and will issue an additional 64,621,893 shares for investments with an estimated value of $394,194 related to the ECOX Share Exchange Agreement. The investment balance is $650,000, with a liability of $394,194 included in subscriptions payable related to the value of the additional shares to be issued. The Company recognized a loss of $394,194 related to these additional shares during the three months ended June 30, 2021.
Warrant [Member]
Class of Stock [Line Items]
Intrinsic value descriptions					The aggregate intrinsic value in the preceding tables represents the total pretax intrinsic value, based on warrants with an exercise price less than the Company’s stock price of $0.004 and $0.07 as of December 31, 2020 and 2019, respectively, which would have been received by the warrant holders had those option holders exercised their warrants as of that date
Share-based Payment Arrangement, Option [Member]
Class of Stock [Line Items]
Stock based compensation expenses					$ 0	$ 0
Intrinsic value descriptions					The aggregate intrinsic value in the preceding tables represents the total pretax intrinsic value, based on options with an exercise price less than the Company’s stock price of $0 and $0 as of December 31, 2020 and 2019
Common Stock [Member]
Class of Stock [Line Items]
Shares issued for services, shares			21,000,020	44,658,333	217,396,427	18,627,050
Shares issued for services, value			$ 21,000	$ 44,658	$ 217,396	$ 18,627
Sale of common stock, shares			632,597,599		268,679,513	222,221
Issuance of common stock to settle liabilities, shares					205,582,491
Issuance of common stock to settle liabilities, value					$ 205,583
Common stock issued in exchange for exercise of warrants on a cashless basis, shares			400,000,000	51,054,214	51,054,214	1,653,175
Common Stock [Member] | Convertible Notes Payables [Member]
Class of Stock [Line Items]
Shares issued for services, shares						9,251,217
Shares issued for services, value						$ 3,388,774
Common Stock [Member] | BCF With Convertible Debt [Member]
Class of Stock [Line Items]
Issuance of warrants and BCF with convertible debt, shares						1,000,000
Issuance of warrants and BCF with convertible debt, value						$ 856,717
Common Stock [Member] | Service [Member]
Class of Stock [Line Items]
Shares issued for services, shares						18,510,381
Shares issued for services, value						$ 3,293,688
Settled Amounts Previously Accrued [Member] | Common Stock [Member]
Class of Stock [Line Items]
Shares issued for services, shares						141,669
Shares issued for services, value						$ 193,800
Settlement Of Legal Case[Member] | Common Stock [Member]
Class of Stock [Line Items]
Shares issued for settlement of debt, shares						2,082,398
Shares issued for settlement of debt, value						$ 541,424
Settlement For Investment In Joint Venture [Member] | Common Stock [Member]
Class of Stock [Line Items]
Shares issued for settlement of debt, shares						2,222,047
Shares issued for settlement of debt, value						$ 1,219,040
Related Party [Member] | Common Stock [Member] | Notes Payable [Member]
Class of Stock [Line Items]
Shares issued for settlement of debt, shares						1,220,856
Shares issued for settlement of debt, value						$ 1,182,415
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized					15,000,000	15,000,000
Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, par value per share					$ 0.001	$ 0.001
Preferred Class A [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized	10,000,000		10,000,000		10,000,000	10,000,000
Preferred stock, par value per share	$ 0.001		$ 0.001		$ 0.001	$ 0.001
Preferred stock, shares issued	10,000,000		10,000,000		10,000,000	10,000,000
Preferred stock, shares outstanding	10,000,000		10,000,000		10,000,000	10,000,000
Preferred stock voting rights			Each share of Class A Preferred Stock is entitled to 100 votes on all matters submitted to a vote to the stockholders of the Company and does not have conversion, dividend or distribution upon liquidation rights.		Each share of Class A Preferred Stock is entitled to 100 votes on all matters submitted to a vote to the stockholders of the Company
Preferred stock conversion terms					does not have conversion
Preferred Class B [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized	5,000,000		5,000,000		5,000,000	5,000,000
Preferred stock, par value per share	$ 0.001		$ 0.001		$ 0.001	$ 0.001
Preferred stock, shares issued	2,000,000		2,000,000		2,000,000	0
Preferred stock, shares outstanding	2,000,000		2,000,000		2,000,000	0
Preferred stock voting rights			Each share of Class B Preferred Stock is entitled to 1,000 votes on all matters submitted to a vote to the stockholders of the Company and does not have conversion, dividend or distribution upon liquidation rights.
Stock based compensation expenses					$ 2,229,027
Preferred Class B [Member] | Jesus Quintero
Class of Stock [Line Items]
Shares issued							2,000,000
Common Stock [Member] | Warrant [Member]
Class of Stock [Line Items]
Common stock issued in exchange for exercise of warrants on a cashless basis, shares						1,653,175
Common Stock [Member] | Services Rendered
Class of Stock [Line Items]
Shares issued for services, shares					217,396,427
Shares issued for services, value					$ 785,861
Common Stock [Member] | Convertible Notes Payable And Accrued Interest [Member]
Class of Stock [Line Items]
Shares issued for services, shares					2,291,141,317
Shares issued for services, value					$ 3,916,940
Common Stock [Member] | Related Party Notes Payable [Member]
Class of Stock [Line Items]
Shares issued for services, shares					21,276,596
Shares issued for services, value					$ 50,000
Common Stock [Member] | Exchange For Exercise Of Warrants [Member]
Class of Stock [Line Items]
Shares issued for services, shares					51,054,211
Common Stock [Member] | Common Stock Shares Sold [Member]
Class of Stock [Line Items]
Sale of common stock, shares					268,679,513	222,221
Sale of common stock, value					$ 478,685	$ 65,000
Common Stock [Member] | Settlement For Legal Cases [Member]
Class of Stock [Line Items]
Shares issued for services, shares					3,677,889
Shares issued for services, value					$ 956,251
Preferred Stock Series A [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized	10,000,000		10,000,000		10,000,000
Common Stock One [Member]
Class of Stock [Line Items]
Sale of common stock, value			$ 140,900	$ 6,700
Common stock issued in exchange for exercise of warrants on a cashless basis, shares			21,000,020	8,333
Common Stock Two [Member]
Class of Stock [Line Items]
Sale of common stock, value			$ 1,677,373	$ 542,766
Common stock issued in exchange for exercise of warrants on a cashless basis, shares			810,689,880	44,658,333
Common Stock Three [Member]
Class of Stock [Line Items]
Sale of common stock, value			$ 8,623	$ 1,531,471
Common stock issued in exchange for exercise of warrants on a cashless basis, shares			3,027,031	270,547,861
Common Stock Four [Member]
Class of Stock [Line Items]
Sale of common stock, value			$ 141,750	$ 50,613
Common stock issued in exchange for exercise of warrants on a cashless basis, shares			22,500,000	21,384,103
Common Stock Five [Member]
Class of Stock [Line Items]
Common stock issued in exchange for exercise of warrants on a cashless basis, shares			400,000,000	51,054,214
Common Stock Six [Member]
Class of Stock [Line Items]
Sale of common stock, value			$ 1,358,767	$ 956,251
Common stock issued in exchange for exercise of warrants on a cashless basis, shares			632,597,599	3,677,889